GOODWILL	12 Months Ended
Mar. 31, 2025
GOODWILL
GOODWILL

NOTE 6 – GOODWILL

Goodwill consisted of the following as of March 31, 2025 and 2024:

	As of March 31,	As of March 31,
	2025	2024
Goodwill, gross (Note 11)	$20,876,787	$5,184,036
Less: impairment	(3,376,186)	(1,807,850)
Goodwill, net	$17,500,601	$3,376,186

The changes in the carrying amount of goodwill for the years ended March 31, 2025 and 2024 were as follow:

	As of March 31,	As of March 31,
	2025	2024
Goodwill	$3,376,186	$5,184,036
Acquisitions (Note 11)	17,500,601	-
Impairment	(3,376,186)	(1,807,850)
Goodwill, net	$17,500,601	$3,376,186

The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of E-commerce sales and developing AI-powered applications, respectively.

The Company assessed qualitative factors and performed the quantitative impairment test. As of March 31, 2025 and 2024, the Company recognized impairment amounted to $3,376,186 and $1,807,850, respectively.